Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Common Class A [Member]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	10,711,618	8,838,194
Common stock, shares outstanding	10,711,618	8,838,194
Common Class B [Member]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,730,320	3,730,320
Common stock, shares outstanding	3,730,320	3,730,320